UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02932

Morgan Stanley High Yield Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	August 31, 2008

Date of reporting period:	February 29, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley High Yield Securities Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended February 29, 2008

Total Return for the 6 Months Ended February 29, 2008
Class A	Class B	Class C	Class D	Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index[1]	Lipper High Current Yield Bond Funds Index[2]
2.15%	1.32%	1.86%	1.69%	-1.39%	-2.20%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

After robust third quarter, when gross domestic product (GDP) growth measured 4.9 percent, the economy began to slow in the fourth quarter of 2007, triggering fears of an impending recession. Economic data released in the first two months of 2008, including higher jobless claims, accelerating housing price declines, weakening consumer confidence and rising consumer and corporate defaults appeared to confirm these fears. At the same time, problems related to liquidity and additional credit write downs continued to plague the markets, creating a volatile and risk-averse environment in which virtually all asset classes except Treasury bonds struggled.

Although the Federal Open Market Committee (the "Fed") made ongoing efforts to boost liquidity and the economy through a series of interest rate cuts, the reductions did little to quell investor apprehension as the market continued to price in a greater likelihood of recession, higher defaults, and ongoing liquidity problems. The result has been a persistent flight to quality and the underperformance of high yield bonds versus Treasuries. Although the high yield market did outperform equities throughout the six-month reporting period, returns remained in negative territory as spreads continued to widen, closing the period at 785 basis points over Treasuries — the widest level in four years. As would be expected in this environment, higher quality bonds consistently outperformed lower quality issues within the high yield sector and new issue supply waned considerably.

High yield industry performance varied but for the overall period, the health care, utilities, supermarkets and aerospace/defense sectors were the best performers, all of which posted positive returns. The worst performing sectors were financial, media, cable, and construction machinery. Although home construction was among the worst performing sectors for the fourth quarter of 2007, it rebounded in the first two months of 2008 to place within the top performing sectors of the high yield market.

Performance Analysis

All share classes of Morgan Stanley High Yield Securities Inc. outperformed the Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index and the Lipper High Current Yield Bond Funds Index for the six months ended February 29, 2008, assuming no deduction of applicable sales charges.

We continued to position the Fund defensively, a strategy we have been pursuing for some time now and which was beneficial throughout the reporting period. We did so by maintaining a higher overall credit quality within the portfolio than that of the Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index. This positioning was the primary driver of the Fund's relative outperformance, as the lower quality segment of the market has been underperforming.

We positioned the portfolio to benefit from a steepening yield curve, which proved advantageous during the period as interest rates declined, particularly on the short end of the curve, causing the curve to steepen significantly.

With regard to sector allocations, an emphasis on health care bonds was beneficial. This was the top performing sector for the six-month period and the Fund's overweight here versus the Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index enhanced relative performance. An underweight to the media and cable sectors throughout much of the period was also additive to performance as they were among the worst performing industries. Security selection in cable and retail also contributed to returns.

The primary detractor from the Fund's relative performance was its holdings in mortgage securities. Although the allocation to these securities was relatively small, mortgage securities are not represented in the Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index and the portfolio's exposure here held back relative returns.

We continued to seek to maintain a balanced and well-diversified portfolio, while allowing for strategic overweights in securities and sectors that we believed possessed the most attractive risk profiles. In terms of issuer size, we focused on larger companies because of their financial flexibility, their ability to withstand less favorable financial conditions, and their superior access to capital markets. Over the course of the period, this led us to increase the Fund's exposure to the cable, telecommunications, and media sectors and decrease exposure to the manufacturing and building products/home builders sectors. As of the end of the period, the Fund's major sector overweights relative to the Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index were in the health care, energy, chemicals, and food/tobacco sectors. The Fund's major sector underweights relative to the Index were in technology, building product/home builders, manufacturing, and retail.

With the increasing prospects for a recession this year, yield spreads have widened to levels well above long-term averages. In our opinion, spreads are now much more reasonable than they were in early 2007, but are still not overly attractive. In the last two recessions, spreads widened to more than 1,000 basis points over Treasuries. While we are not certain spreads will reach this level, we do believe they are likely to widen further in the coming months. Therefore, we believe it is prudent to maintain the Fund's defensive positioning but will continue to look for attractive opportunities to add value to the portfolio.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP FIVE INDUSTRIES
Casinos/Gaming	6.1%
Oil & Gas Production	5.1
Electric Utilities	4.8
Hospital/Nursing Management	4.7
Containers/Packaging	4.2
LONG-TERM CREDIT ANALYSIS
A/A+	5.1%
Baa/BBB+	2.7
Ba/BB-	21.8
B/B	46.4
Caa/CCC	22.3
Not rated	1.7

Data as of February 29, 2008. Subject to change daily. All percentages for top five industries are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in fixed-income securities (including zero coupon securities) rated below Baa by Moody's Investors Service ("Moody's") or below BBB by Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or in non-rated securities considered by the Fund's Investment Adviser to be appropriate investments for the Fund. Such securities may also include "Rule 144A" securities, which are subject to resale restrictions. Shareholders of the Fund will receive at least 60 days' prior notice of any changes in this policy. Securities rated below Baa or BBB are commonly known as "junk bonds." There are no minimum quality ratings for investments, and as such the Fund may invest in securities which no longer make payments of interest or principal, including defaulted securities.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended February 29, 2008
Symbol	Class A Shares* (since 09/26/79) HYLAX		Class B Shares** (since 07/28/97) HYLBX		Class C Shares† (since 07/28/97) HYLCX		Class D Shares†† (since 09/26/79) HYLDX
1 Year	1.95% (2.38)	[3] [4]	0.87% (3.88)	[3] [4]	1.34% 0.39	[3] [4]	1.61% —	[3]
5 Years	9.22 8.27	[3] [4]	8.56 8.27	[3] [4]	8.43 8.43	[3] [4]	9.32 —	[3]
10 Years	(3.12) (3.54)	[3] [4]	(3.54) (3.54)	[3] [4]	(3.75) (3.75)	[3] [4]	(2.97) —	[3]
Since Inception	5.03 4.87	[3] [4]	(2.91) (2.91)	[3] [4]	(3.08) (3.08)	[3] [4]	5.26 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Prior to July 28, 1997 the Fund offered only one class of shares. Because the distribution arrangement for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A (i.e., 4.25%) as compared to the 5.50% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class.

Because all shares of the fund held prior to July 28, 1997 were designated Class D shares, the Fund's historical performance has been restated to reflect the absence of any sales charge.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Lehman Brothers U.S. Corporate High Yield - 2% Issuer Cap Index is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The Index excludes Emerging Markets debt. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper High Current Yield Bond Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper High Current Yield Bond Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper High Current Yield Bond Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/07 – 02/29/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	09/01/07	02/29/08	09/01/07 – 02/29/08
Class A
Actual (2.15% return)	$1,000.00	$1,021.50	$8.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.41	$8.52
Class B
Actual (1.32% return)	$1,000.00	$1,013.20	$11.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.92	$11.02
Class C
Actual (1.86% return)	$1,000.00	$1,018.60	$11.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.43	$11.51
Class D
Actual (1.69% return)	$1,000.00	$1,016.90	$7.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.65	$7.27

*  Expenses are equal to the Fund's annualized expense ratios of 1.70%, 2.20%, 2.30% and 1.45% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 29, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (91.1%)
	Advertising/Marketing Services (1.7%)
$1,750	Idearc Inc.	8.00%		11/15/16	$1,041,250
1,025	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	825,125
1,680	Valassis Communications	8.25		03/01/15	1,428,000
					3,294,375
	Aluminum (1.0%)
2,085	Novelis, Inc. (Canada)	7.25		02/15/15	1,886,925
	Apparel/Footwear (0.8%)
1,525	Oxford Industries, Inc.	8.875		06/01/11	1,471,625
	Apparel/Footwear Retail (0.9%)
1,620	Brown Shoe Co., Inc.	8.75		05/01/12	1,628,100
	Auto Parts: O.E.M. (0.8%)
1,585	ArvinMeritor, Inc.	8.75		03/01/12	1,450,275
	Beverages: Alcoholic (0.5%)
910	Constellation Brands, Inc.	7.25		05/15/17	880,425
	Broadcasting (0.9%)
1,120	LIN Television Corp.	6.50		05/15/13	1,019,200
850	Univision Communications - 144A* (a)	9.75		03/15/15	590,750
					1,609,950
	Building Products (1.6%)
1,525	Interface Inc.	9.50		02/01/14	1,578,375
1,950	Nortek Inc.	8.50		09/01/14	1,521,000
					3,099,375
	Cable/Satellite TV (4.0%)
2,365	Cablevision Systems Corp. (Series B)	9.644	**	04/01/09	2,376,825
893	CCH I LLC/CCH I Cap Co.	11.00		10/01/15	625,100
535	CCH II/CCH II	10.25		09/15/10	492,200
1,890	EchoStar DBS Corp.	6.375		10/01/11	1,866,375
285	Intelsat Sub Holdings Co. Ltd. (Bermuda)	8.25		01/15/13	286,425
1,555	Intelsat Sub Holdings Co. Ltd. (Bermuda)	8.625		01/15/15	1,562,775
315	Virgin Media Finance plc (United Kingdom)	8.75		04/15/14	270,900
165	Virgin Media Finance plc (United Kingdom)	9.125		08/15/16	139,425
					7,620,025

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Casino/Gaming (6.1%)
$27,175	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b)(c)(f)	13.50%		03/01/10	$0
2,130	Harrah's Operating Co, Inc.	5.375		12/15/13	1,421,775
2,235	Isle of Capri Casinos	7.00		03/01/14	1,536,562
2,000	Las Vegas Sands Corp.	6.375		02/15/15	1,760,000
3,700	MGM Mirage Inc.	6.00		10/01/09	3,700,000
27,634	Resort At Summerlin LP/Ras Co. (Series B) (b)(c)(f)	13.00		12/15/07	0
2,980	Station Casinos, Inc.	6.00		04/01/12	2,533,000
265	Station Casinos, Inc.	6.875		03/01/16	168,275
495	Station Casinos, Inc.	7.75		08/15/16	414,563
					11,534,175
	Chemicals: Agricultural (0.7%)
1,335	Terra Capital Inc.	7.00		02/01/17	1,318,312
	Chemicals: Major Diversified (0.7%)
1,445	Westlake Chemical Corp.	6.625		01/15/16	1,286,050
	Chemicals: Specialty (1.9%)
710	Innophos Holdings Inc. - 144A*	9.50		04/15/12	681,600
1,070	Innophos, Inc.	8.875		08/15/14	1,048,600
1,045	Koppers Holdings, Inc.	9.875	†	11/15/14	893,475
915	Koppers Industry Inc.	9.875		10/15/13	972,188
					3,595,863
	Coal (1.5%)
860	Foundation PA Coal Co.	7.25		08/01/14	855,700
1,980	Massey Energy Co.	6.875		12/15/13	1,930,500
					2,786,200
	Containers/Packaging (4.2%)
1,865	Berry Plastics Holding Corp.	8.875		09/15/14	1,655,187
565	Berry Plastics Holding Corp.	10.25		03/01/16	449,175
940	Graham Packaging Company Inc.	8.50		10/15/12	848,350
1,215	Graham Packaging Company Inc. (a)	9.875		10/15/14	1,041,862
2,000	Graphic Packaging International Corp.	9.50		08/15/13	1,895,000
1,975	Owens-Illinois, Inc.	7.50		05/15/10	2,029,313
					7,918,887
	Data Processing Services (1.1%)
1,965	Sungard Data Systems Inc.	9.125		08/15/13	1,989,562

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Drugstore Chains (0.9%)
$1,785	Rite Aid Corp.	8.125%	05/01/10	$1,731,450
	Electric Utilities (4.8%)
415	AES Corp. (The)	7.75	03/01/14	422,262
347	AES Corp. (The)	8.875	02/15/11	364,350
497	AES Corp. (The)	9.375	09/15/10	526,820
1,215	Intergen - 144A*	9.00	06/30/17	1,275,750
910	IPALCO Enterprises, Inc.	8.375	11/14/08	921,375
965	IPALCO Enterprises, Inc.	8.625	11/14/11	1,018,075
530	Nevada Power Co. (Series A)	8.25	06/01/11	583,637
1,160	Reliant Energy Inc.	7.875	06/15/17	1,146,950
1,000	Texas Competitive Electric Holdings LLC - 144A*	10.25	11/01/15	980,000
1,870	Texas Competitive Electric Holdings LLC - 144A*	10.25	11/01/15	1,832,600
				9,071,819
	Electrical Products (1.6%)
510	Balder Electric Co.	8.625	02/15/17	502,350
2,429	Ormat Funding Corp.	8.25	12/30/20	2,453,753
				2,956,103
	Environmental Services (0.8%)
1,530	Allied Waste North America, Inc.	6.375	04/15/11	1,507,050
	Finance/Rental/Leasing (3.3%)
340	Capmark Financial Group Inc. - 144A*	5.875	05/10/12	230,481
140	Capmark Financial Group Inc. - 144A*	6.30	05/10/17	91,754
2,450	Ford Motor Credit Co. LLC	7.00	10/01/13	2,012,589
3,605	Ford Motor Credit Co. LLC	7.25	10/25/11	3,085,685
995	Residential Capital Corp.	6.375	06/30/10	572,125
420	Residential Capital LLC	6.50	04/17/13	228,900
				6,221,534
	Financial Conglomerates (1.2%)
2,780	General Motors Acceptance Corp.	6.875	09/15/11	2,269,948
	Food Retail (1.8%)
1,058	CA FM Lease Trust - 144A*	8.50	07/15/17	1,216,944
652	Delhaize America, Inc.	9.00	04/15/31	793,920
925	Supervalu Inc.	7.50	05/15/12	954,739
505	Supervalu Inc.	7.50	11/15/14	503,738
				3,469,341

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Food: Meat/Fish/Dairy (3.1%)
$1,310	Michael Foods Inc.	8.00%	11/15/13	$1,267,425
2,140	Pilgrim's Pride Corp.	7.625	05/01/15	2,054,400
2,545	Smithfield Foods Inc.	7.00	08/01/11	2,494,100
				5,815,925
	Forest Products (0.8%)
1,520	Crown Americas, Inc.	7.625	11/15/13	1,546,600
	Gas Distributors (0.6%)
1,245	DYNEGY Holdings Inc.	7.75	06/01/19	1,164,075
	Home Building (0.1%)
170	Pulte Homes, Inc.	6.375	05/15/33	132,600
	Home Furnishings (0.7%)
1,565	Jarden Corp.	7.50	05/01/17	1,379,156
	Hospital/Nursing Management (4.7%)
1,115	Community Health Systems	8.875	07/15/15	1,099,669
1,240	HCA, Inc	6.25	02/15/13	1,081,900
1,200	HCA, Inc.	5.75	03/15/14	999,000
2,305	HCA, Inc.	6.50	02/15/16	1,959,250
80	HCA, Inc.	8.75	09/01/10	80,800
210	HCA, Inc.	9.125	11/15/14	214,725
930	Sun Healthcare Group Inc.	9.125	04/15/15	899,775
2,125	Tenet Healthcare Corp.	7.375	02/01/13	1,854,063
615	Tenet Healthcare Corp.	9.875	07/01/14	577,331
				8,766,513
	Industrial Specialties (1.6%)
2,510	Johnsondiversey, Inc.	9.625	05/15/12	2,510,000
400	UCAR Finance, Inc.	10.25	02/15/12	415,000
				2,925,000
	Information Technology Services (0.4%)
960	VANGENT INC.	9.625	02/15/15	726,000
	Integrated Oil (0.2%)
390	Cimarex Energy Co.	7.125	05/01/17	384,150
	Major Banks (0.4%)
635	Reynolds American Inc.	6.50	07/15/10	663,780
	Media Conglomerates (1.1%)
2,126	Canwest Media Inc. (Canada)	8.00	09/15/12	2,008,604

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Medical Specialties (1.2%)
$2,030	Fisher Scientific International, Inc.	6.125%		07/01/15	$2,050,714
290	Invacare Corp.	9.75		02/15/15	294,350
					2,345,064
	Medical/Nursing Services (3.6%)
1,370	DaVita Inc.	6.625		03/15/13	1,349,450
1,605	FMC Finance III SA	6.875		07/15/17	1,617,038
3,700	Fresenius Medical Care Capital Trust	7.875		06/15/11	3,848,000
					6,814,488
	Miscellaneous Commercial Services (1.2%)
200	Iron Mountain Inc.	7.75		01/15/15	201,500
1,990	Iron Mountain Inc.	8.625		04/01/13	2,014,875
					2,216,375
	Miscellaneous Manufacturing (0.1%)
1,470	Propex Fabrics Inc.	10.00		12/01/12	183,750
	Motor Vehicles (0.4%)
995	General Motors Corp. (a)	8.375		07/15/33	766,150
	Oil & Gas Pipelines (4.0%)
2,890	Colorado Interstate Gas Co.	6.80		11/15/15	3,057,658
1,370	Pacific Energy Partners/Finance	7.125		06/15/14	1,452,529
2,800	Williams Companies, Inc. (The)	7.875		09/01/21	3,066,000
					7,576,187
	Oil & Gas Production (5.1%)
305	Chaparral Energy, Inc.	8.875		02/01/17	262,300
1,910	Chaparral Energy, Inc.	8.50		12/01/15	1,633,050
1,955	Chesapeake Energy Corp.	7.50		09/15/13	2,018,538
2,245	Hilcorp Energy/Finance - 144A*	7.75		11/01/15	2,127,138
2,305	Husky Oil Ltd. (Canada)	8.90	**	08/15/28	2,346,893
1,140	Opti Canada Inc. - 144A* (Canada)	8.25		12/15/14	1,131,450
					9,519,369
	Oilfield Services/Equipment (1.1%)
965	CIE Generale de Geophysique S.A. (France)	7.50		05/15/15	974,650
1,055	Helix Energy Solutions - 144A*	9.50		01/15/16	1,060,275
					2,034,925
	Other Transportation (1.4%)
2,635	CHC Helicopter Corp. (Canada)	7.375		05/01/14	2,628,413

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Pharmaceuticals: Major (0.8%)
$1,505	Warner Chilcott Corp.	8.75%		02/01/15	$1,523,813
	Precious Metals (0.6%)
1,040	Freeport-McMoran C & G	8.375		04/01/17	1,105,000
	Publishing: Books/Magazines (0.7%)
1,536	Dex Media West/Finance	9.875		08/15/13	1,294,080
	Pulp & Paper (1.1%)
1,560	Georgia Pacific Corp. - 144A*	7.125		01/15/17	1,458,600
525	Glatfelter (P.H.)	7.125		05/01/16	523,688
					1,982,288
	Real Estate Development (0.2%)
610	Realogy Corp. (a)	10.50		04/15/14	436,150
	Real Estate Investment Trusts (1.1%)
2,200	Host Marriott LP (Series O)	6.375		03/15/15	2,068,000
	Restaurants (0.6%)
105	Aramark Corp.	6.739	**	02/01/15	92,400
320	Aramark Corp.	8.50		02/01/15	316,800
750	Aramark Services Inc.	5.00		06/01/12	656,250
					1,065,450
	Savings Banks (0.4%)
900	Washington Mutual Pfd - 144A*	9.75		10/29/49	775,150
	Semiconductors (0.7%)
1,685	Freescale Semiconductor	8.875		12/15/14	1,381,700
	Services to the Health Industry (1.9%)
575	LVB Acquisition Merger - 144A*	10.375		10/15/17	589,375
1,285	National Mentor Holdings Inc.	11.25		07/01/14	1,329,975
1,720	Omnicare Inc.	6.75		12/15/13	1,539,400
125	Omnicare Inc.	6.875		12/15/15	109,688
					3,568,438
	Specialty Stores (1.9%)
670	Asbury Automotive Group	7.625		03/15/17	532,650
2,300	Sonic Automotive, Inc.	8.625		08/15/13	2,153,375
990	Penske Auto Group, Inc.	7.75		12/15/16	851,400
					3,537,425

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Specialty Telecommunications (2.6%)
	$395	American Tower Corp.	7.125%		10/15/12	$406,850
	1,920	American Tower Corp.	7.50		05/01/12	1,982,400
	565	Citizens Communications	6.25		01/15/13	522,625
	432	Intelsat Corp.	9.00		08/15/14	434,160
	633	Qwest Communications International	6.565	**	02/15/09	631,418
	370	Qwest Corp.	5.625		11/15/08	370,000
	525	Windstream Corp.	8.125		08/01/13	526,313
						4,873,766
		Telecommunications (1.6%)
	1,494	Axtel SA (Mexico)	11.00		12/15/13	1,643,400
	6,394	Exodus Communications, Inc. (b)(c)(f)	11.625		07/15/10	0
	640	Nordic Tel Company - 144A* (Denmark)	8.875		05/01/16	633,600
	28,549	Rhythms Netconnections, Inc. (b)(c)(f)	12.75		04/15/09	0
	13,439	Rhythms Netconnections, Inc. (Series B) (b)(c)(f)	13.50		05/15/08	0
	4,309	Rhythms Netconnections, Inc. (Series B) (b)(c)(f)	14.00		02/15/10	0
EUR	530	TDC AS (Denmark)	6.50		04/19/12	768,810
						3,045,810
		Water Utilities (0.7%)
	$1,320	Nalco Co.	7.75		11/15/11	1,339,800
		Wholesale Distributors (0.9%)
	1,930	RBS Global & Rexnord Corp.	9.50		08/01/14	1,746,650
		Wireless Telecommunications (0.7%)
	1,320	Wind Acquisition Finance SA - 144A* (Luxembourg)	10.75		12/01/15	1,343,100
		Total Corporate Bonds (Cost $282,916,871)				171,281,113
		Convertible Bond (0.4%)
		Telecommunication Equipment
	690	Nortel Networks Corp. (Canada) (Cost $685,507)	4.25		09/01/08	685,687
		Government Obligation (0.6%)
MXN	10,995	Mexican Fixed Rate Bonds (Cost $1,106,306)	9.50		12/18/14	1,138,819

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Collateralized Mortgage Obligations (0.6%)
	Finance/Rental/Leasing
$602	American Home Mortgage Assets - 2006-4 1A3	3.445%	10/25/46	$426,119
707	Countrywide Alternative Loan Trust - 2006-0A21 A3	3.394	03/20/47	505,907
400	Master Adjustable Rate Mortgage Trust - 2007-3 1M2	4.235	05/25/47	196,019
	Total Collateralized Mortgage Obligations (Cost $1,450,735)			1,128,045
	Senior Loans (1.2%)
	Financial Publishing Services (0.5%)
1,102	First Data Corp.	7.959	09/24/14	1,008,547
	Medical Specialties (0.1%)
25	Bausch and Lomb Inc.	6.511	04/26/15	23,875
1,175	Bausch and Lomb Inc.	8.268	04/26/15	191,000
				214,875
	Oil & Gas Production (0.6%)
1,175	Sandridge Energy	8.625	04/01/15	1,145,625
	Total Senior Loans (Cost $2,471,133)			2,369,047

NUMBER OF SHARES
	Common Stocks (0.1%)
	Casino/Gaming (e)(f) (0.0%)
212,312	Fitzgeralds Gaming Corp. +	0
	Electric Utilities (0.0%)
197	PNM Resources Inc.	2,332
	Food: Specialty/Candy (d)(e)(f) (0.0%)
13,317	SFAC New Holdings Inc. ++	0
2,447	SFFB Holdings Inc.	0
		0
	Restaurants (d)(e)(f) (0.1%)
10,126	American Restaurant Group Holdings, Inc. (Class A)	81,008
787,160	Catalina Restaurant Group (escrow)	7,872
		88,880

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Specialty Telecommunications (d)(e) (0.0%)
34,159	Birch Telecom Inc. +++ (f)	$341
1,448,200	PFB Telecom NV (Series B) (f)	0
8,510	XO Holdings, Inc.	14,042
		14,383
	Telecommunications (d)(e) (0.0%)
49,597	Viatel Holdings Bermuda Ltd. (Bermuda)	595
	Textiles (d)(e)(f) (0.0%)
2,389,334	U.S. Leather, Inc.	0
	Wireless Telecommunications (0.0%)
5,199	USA Mobility, Inc. (d)	54,590
	Total Common Stocks (Cost $217,202,884)	160,780

NUMBER OF WARRANTS
	Warrants (e) (0.0%)
	Casino Gaming (f) (0.0%)
319,500	Aladdin Gaming Enterprises, Inc. - 144A*	03/01/10	0
	Specialty Telecommunications (d) (0.0%)
17,020	XO Holdings, Inc. (Series A)	01/16/10	2,042
12,768	XO Holdings, Inc. (Series B)	01/16/10	958
12,768	XO Holdings, Inc. (Series C)	01/16/10	702
			3,702
	Total Warrants (Cost $15,210)		3,702

NUMBER OF SHARES (000)
Short-Term Investments (4.2%)
Investment Company (g) (2.8%)
5,157	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class*** (Cost $5,157,449)	5,157,449

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		EXPIRATION DATE	VALUE VALUE
	Security Purchased from Securities Lending Collateral (i) (1.1%) Repurchase Agreement
$2,116	Bear Stearns 1.87% due 03/03/08 (dated 02/29/08; proceeds $2,116,110) (Cost $2,116,000)		$2,116,000
	U.S. Government Obligation (j) (0.3%)
560	U.S. Treasury Bills (Cost 558,040)		558,040
Total Short-Term Investments (Cost $7,831,489)			7,831,489
Total Investments (Cost $513,680,135) (h)(k)		98.2%	184,598,682
Other Assets in Excess of Liabilities		1.8	3,468,646
Net Assets		100.0%	$188,067,328

  *  Resale is restricted to qualified institutional investors.

  **  Floating rate security. Rate shown is the rate in effect at February 29, 2008.

  ***  Includes cash in the amount of $1,031,485 designated as collateral in connection with open swap contracts.

  +  Resale is restricted, acquired (12/22/98) at a cost basis of $957,527.

  ++  Resale is restricted, acquired (06/10/99) at a cost basis of $133.

  +++  Resale is restricted, acquired (between 06/18/98 and 05/11/99) at a cost basis of $17,257,340.

  †  Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.

  (a)  All or a portion of this security was on loan at February 29, 2008.

  (b)  Issuer in bankruptcy.

  (c)  Non-income producing security; bond in default.

  (d)  Acquired through exchange offer.

  (e)  Non-income producing securities.

  (f)  Securities with total market value equal to $89,221 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund's Directors.

  (g)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional Class.

  (h)  Securities have been designated as collateral in the amount of 56,292,109 in connection with open forward foreign currency, futures and swap contracts.

  (i)  Collateralized by federal agency and U.S. Treasury obligations.

  (j)  This security has been physically segregated in connection with open futures contracts in the amount of $344,760.

  (k)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,046,485 and the aggregate gross unrealized depreciation is $331,127,938, resulting in net unrealized depreciation of $329,081,453.

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

Futures Contracts Open at February 29, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY, MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
72	Long	U.S. Treasury Note 2 Year, June 2008	$15,474,375	$105,482
13	Long	U.S. Treasury Note 5 Year, June 2008	1,485,250	20,449
13	Short	U.S. Treasury Bond 20 Year, March 2008	(1,555,938)	(47,154)
38	Short	U.S. Treasury Note 10 Year, March 2008	(4,510,125)	(98,075)
53	Short	U.S. Treasury Bond 20 Year, June 2008	(6,287,125)	(142,242)
202	Short	U.S. Treasury Note 10 Year, June 2008	(23,690,813)	(451,556)
		Net Unrealized Depreciation		$(613,096)

Credit Default Swap Contracts Open at February 29, 2008:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Lehman Brothers Dow Jones Index	Sell	$6,500	3.75%	December 20, 2012	$(365,605)
Credit Suisse Arrow Electronics, Inc.	Buy	1,160	1.00	March 20, 2015	20,541
Credit Suisse Arrow Electronics, Inc.	Buy	200	1.04	March 20, 2018	5,151
UBS Securities American Standard, Inc.	Buy	1,020	0.50	March 20, 2013	(2,894)
Goldman Sachs International American Standard, Inc.	Buy	330	0.50	March 20, 2013	(936)
UBS Securities American Standard, Inc.	Buy	1,070	0.60	March 20, 2018	(6,018)
Goldman Sachs International American Standard, Inc.	Buy	125	0.60	March 20, 2018	(703)
Goldman Sachs International Avalonbay Communities	Buy	1,785	3.05	March 20, 2013	0
Goldman Sachs International Coca-Cola Enterprise, Inc.	Buy	1,860	0.59	March 20, 2013	(1,934)

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Citigroup Global Markets Eaton Corp.	Buy	$700	0.72%	March 20, 2013	$1,551
Citigroup Global Markets Eaton Corp.	Buy	855	0.62	March 20, 2013	5,851
J.P. Morgan Securities Eaton Corp.	Buy	300	0.60	March 20, 2013	2,331
Citigroup Global Markets Eaton Corp.	Buy	1,420	0.82	March 20, 2018	1,366
Lehman Brothers, Inc. Goodrich (BF) Co.	Buy	430	0.46	March 20, 2018	10,644
Lehman Brothers, Inc. Goodrich (BF) Co.	Buy	600	0.45	March 20, 2018	15,335
Goldman Sachs International Goodrich (BF) Co.	Buy	510	0.47	March 20, 2018	12,215
UBS Securities Martin Marietta Materials	Buy	430	1.78	March 20, 2013	(476)
UBS Securities Martin Marietta Materials	Buy	430	1.73	March 20, 2018	(1,038)
Credit Suisse Nordstrom, Inc.	Buy	920	1.05	March 20, 2013	8,808
Credit Suisse Nordstrom, Inc.	Buy	1,775	1.04	March 20, 2013	17,801
J.P. Morgan Securities Nordstrom, Inc.	Buy	580	1.07	March 20, 2018	13,040
J.P. Morgan Securities Nordstrom, Inc.	Buy	580	1.15	March 20, 2018	9,460
J.P. Morgan Securities Nordstrom, Inc.	Buy	745	1.03	March 20, 2018	19,048
J.P. Morgan Securities Pepsi Bottling Group, Inc.	Buy	640	0.63	March 20, 2013	(3,183)
Goldman Sachs International Prologis	Buy	780	3.33	March 20, 2013	0
Goldman Sachs International Qwest Capital Funding, Inc.	Sell	515	3.25	December 20, 2012	(40,800)
J.P. Morgan Securities SLM Corp.	Sell	525	4.95	March 20, 2013	(1,718)
Merrill Lynch, Inc. SLM Corp.	Sell	525	5.00	March 20, 2013	(709)

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Sealed Air Corp.	Buy	$315	1.24%	March 20, 2018	$2,684
Goldman Sachs International Sealed Air Corp.	Buy	645	1.08	March 20, 2018	13,455
Credit Suisse Nordstrom, Inc.	Buy	920	1.05	March 20, 2013	8,808
Bank of America N.A. Sealed Air Corp.	Buy	500	1.12	March 20, 2018	8,888
Bank of America N.A. Sealed Air Corp.	Buy	350	1.08	March 20, 2018	7,301
UBS Securities Textron Financial Corp.	Buy	1,500	1.06	March 20, 2013	(12,161)
Goldman Sachs International Textron Financial Corp.	Buy	1,520	1.05	March 20, 2013	61
UBS Securities Textron Financial Corp.	Buy	625	1.01	March 20, 2013	1,558
UBS Securities Textron Financial Corp.	Buy	845	1.00	March 20, 2013	2,105
Bank of America N.A. Textron Financial Corp.	Buy	875	0.80	March 20, 2018	21,311
UBS Securities Toll Brothers, Inc.	Buy	1,425	2.90	March 20, 2013	8,754
Bank of America N.A. Toll Brothers, Inc.	Buy	930	2.90	March 20, 2013	(7,540)
Bank of America N.A. Toll Brothers, Inc.	Buy	465	2.25	March 20, 2018	2,217
Net Unrealized Deppreciation					$(234,239)

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

Interest Rate Swap Contracts Open at February 29, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND+	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America N.A.	$12,585	Fixed Rate 5.550%	Floating Rate 0.000%	February 22, 2018	$120,438
Bank of America N.A.	16,060	Floating Rate 0.000	Fixed Rate 5.957	February 22, 2023	(95,718)
Citibank N.A.	13,000	Fixed Rate 5.004	Floating Rate 3.243	October 31, 2017	847,340
JPMorgan Chase Bank N.A.	30,000	Fixed Rate 4.902	Floating Rate 3.070	November 20, 2017	1,704,300
Net Unrealized Appreciation					$2,576,360

  +  Floating rate represents USD-3 months LIBOR.

Forward Foreign Currency Contracts Open at February 29, 2008:

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION
EUR	543,000	$799,839	4/30/08	$(22,804)

Currency Abbreviations:

EUR  Euro.

MXN  Mexican New Peso.

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Statements

Statement of Assets and Liabilities

February 29, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $508,522,686) (including $1,947,400 securities loaned)	$179,441,233
Investments in affiliate, at value (cost $5,157,449)	5,157,449
Unrealized appreciation on open swap contracts	2,883,554
Cash	17,547
Receivable for:
Interest	3,928,451
Investments sold	1,193,874
Periodic interest on swap contracts	703,152
Transfer agent fee	42,164
Dividends from affiliate	19,009
Capital stock sold	8,265
Prepaid expenses and other assets	40,987
Total Assets	193,435,685
Liabilities:
Collateral on securities loaned at value	2,116,000
Swap contracts collateral due to brokers	1,031,485
Unrealized depreciation on open swap contracts	541,433
Unrealized depreciation on open forward foreign currency contracts	22,804
Payable for:
Variation margin	411,842
Capital stock redeemed	155,396
Periodic interest on swap contracts	91,800
Investment advisory fee	62,214
Distribution fee	54,810
Administration fee	11,999
Accrued expenses and other payables	450,137
Premium received on swap contracts	418,437
Total Liabilities	5,368,357
Net Assets	$188,067,328
Composition of Net Assets:
Paid-in-capital	$2,494,051,317
Net unrealized depreciation	(327,371,753)
Accumulated undistributed net investment income	2,119,139
Accumulated net realized loss	(1,980,731,375)
Net Assets	$188,067,328
Class A Shares:
Net Assets	$67,639,724
Shares Outstanding (2,000,000,000 shares authorized, $.01 par value)	39,560,469
Net Asset Value Per Share	$1.71
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$1.79
Class B Shares:
Net Assets	$53,209,130
Shares Outstanding (2,000,000,000 shares authorized, $.01 par value)	31,436,206
Net Asset Value Per Share	$1.69
Class C Shares:
Net Assets	$13,507,895
Shares Outstanding (2,000,000,000 shares authorized, $.01 par value)	7,950,101
Net Asset Value Per Share	$1.70
Class D Shares:
Net Assets	$53,710,579
Shares Outstanding (2,000,000,000 shares authorized, $.01 par value)	31,505,177
Net Asset Value Per Share	$1.70

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Statements continued

Statement of Operations

For the six months ended February 29, 2008 (unaudited)

Net Investment Income: Income
Interest	$7,843,778
Dividends from affiliate	124,605
Income from securities loaned - net	26,530
Dividends	91
Total Income	7,995,004
Expenses
Professional fees	522,638
Investment advisory fee	422,149
Transfer agent fees and expenses	256,656
Distribution fee (Class A shares)	86,363
Distribution fee (Class B shares)	226,251
Distribution fee (Class C shares)	61,094
Shareholder reports and notices	102,990
Administration fee	80,409
Registration fees	29,639
Directors' fees and expenses	8,242
Custodian fees	8,110
Other	31,702
Total Expenses	1,836,243
Less: amounts waived/reimbursed	(3,222)
Less: expense offset	(1,287)
Net Expenses	1,831,734
Net Investment Income	6,163,270
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	3,383,118
Futures contracts	(490,158)
Swap contract	524,891
Foreign exchange transactions	(57,846)
Net Realized Gain	3,360,005
Change in Unrealized Appreciation/Depreciation on:
Investments	(7,138,513)
Futures contracts	(613,096)
Swap contract	2,234,700
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(20,187)
Net Change in Unrealized Appreciation/Depreciation	(5,537,096)
Net Loss	(2,177,091)
Net Increase	$3,986,179

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008	FOR THE YEAR ENDED AUGUST 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$6,163,270	$15,501,672
Net realized gain	3,360,005	4,906,322
Net change in unrealized appreciation/depreciation	(5,537,096)	(2,692,049)
Net Increase	3,986,179	17,715,945
Dividends to Shareholders from Net Investment Income:
Class A shares	(2,274,709)	(4,803,404)
Class B shares	(1,843,188)	(5,631,157)
Class C shares	(430,379)	(1,057,620)
Class D shares	(1,935,286)	(4,454,336)
Total Dividends	(6,483,562)	(15,946,517)
Net decrease from capital stock transactions	(23,654,742)	(73,600,924)
Net Decrease	(26,152,125)	(71,831,496)
Net Assets:
Beginning of period	214,219,453	286,050,949
End of Period (Including accumulated undistributed net investment income of $2,119,139 and $2,439,431, respectively)	$188,067,328	$214,219,453

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 29, 2008 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. The Fund seeks as a primary objective to earn a high level of current income. As a secondary objective, the fund seeks capital appreciation but only to the extent consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares will be renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) credit default/interest rate swaps are marked to market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 29, 2008 (unaudited) continued

determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily except where collection is not expected.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 29, 2008 (unaudited) continued

securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract"), or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy or a failure to pay outstanding obligations while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer an agreed amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the notional amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statement of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund's books. The Fund may pay or receive cash to collateralize credit default swap contracts. This cash collateral is recorded as assets/liabilities on the Fund's books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Fund.

G. Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations. The Fund may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as assets/liabilities on the Fund's books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 29, 2008 (unaudited) continued

H. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at February 29, 2008 are $1,947,400 and $2,116,000, respectively. The Fund received cash collateral which was subsequently invested in a Repurchase Agreement as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

I. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on February 28, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended February 29, 2008, remains subject to examination by taxing authorities.

J. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

K. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 29, 2008 (unaudited) continued

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.345% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.245% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.22% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.75% of the average daily net assets of Class B shares; and (iii) Class C — up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $63,813,878 at February 29, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 29, 2008 (unaudited) continued

expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended February 29, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended February 29, 2008 , it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $100, $64,626, and $388, respectively and received $3,542 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the six months ended February 29, 2008, advisory fees paid were reduced by $3,222 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $124,605 for the six months ended February 29, 2008. During the six months ended February 29, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $39,156,735 and $38,465,760, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 29, 2008, aggregated $19,020,492 and $40,783,649, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended February 29, 2008, included in Directors' fees and expenses in the Statement of

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 29, 2008 (unaudited) continued

Operations amounted to $7,491. At February 29, 2008, the Fund had an accrued pension liability of $121,906 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rates, the Fund may purchase and sell interest rate futures contracts ("futures contracts").

Forward and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

The Fund may enter into credit default swaps for hedging purposes to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 29, 2008 (unaudited) continued

The Fund may invest in mortgage securities. These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

6. Capital Stock

Transactions in capital stock were as follows:

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008		FOR THE YEAR ENDED AUGUST 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	643,380	$1,125,864	1,134,697	$2,039,666
Conversion from Class B	2,611,501	4,520,014	11,398,620	20,162,979
Reinvestment of dividends	680,980	1,170,047	1,165,217	2,057,013
Redeemed	(5,738,366)	(9,948,087)	(15,733,114)	(27,875,354)
Net decrease — Class A	(1,802,505)	(3,132,162)	(2,034,580)	(3,615,696)
CLASS B SHARES
Sold	431,730	740,763	870,602	1,533,789
Conversion to Class A	(2,639,562)	(4,520,014)	(11,514,182)	(20,162,979)
Reinvestment of dividends	542,343	923,103	1,283,515	2,247,697
Redeemed	(6,191,333)	(10,627,722)	(20,890,903)	(36,660,847)
Net decrease — Class B	(7,856,822)	(13,483,870)	(30,250,968)	(53,042,340)
CLASS C SHARES
Sold	255,471	444,396	120,275	210,679
Reinvestment of dividends	144,670	247,264	279,941	491,601
Redeemed	(1,210,869)	(2,082,834)	(3,115,232)	(5,486,855)
Net decrease — Class C	(810,728)	(1,391,174)	(2,715,016)	(4,784,575)
CLASS D SHARES
Sold	191,854	333,667	299,341	531,628
Reinvestment of dividends	744,947	1,278,899	1,488,251	2,623,661
Redeemed	(4,195,376)	(7,260,102)	(8,669,315)	(15,313,602)
Net decrease — Class D	(3,258,575)	(5,647,536)	(6,881,723)	(12,158,313)
Net decrease in Fund	(13,728,630)	$(23,654,742)	(41,882,287)	$(73,600,924)

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 29, 2008 (unaudited) continued

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), interest on bonds in default and book amortization of discounts on debt securities.

8. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

9. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley High Yield Securities Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 29, 2008		2007		2006		2005	2004	2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.73		$1.73		$1.79		$1.80	$1.67	$1.55
Income (loss) from investment operations:
Net investment income‡	0.05		0.11		0.12		0.13	0.16	0.19
Net realized and unrealized gain (loss)	(0.01)		0.00		(0.06)		(0.01)	0.09	0.10
Total income from investment operations	0.04		0.11		0.06		0.12	0.25	0.29
Less dividends from net investment income	(0.06)		(0.11)		(0.12)		(0.13)	(0.12)	(0.17)
Net asset value, end of period	$1.71		$1.73		$1.73		$1.79	$1.80	$1.67
Total Return†	2.15	%(1)	6.65%		3.84%		6.84%	15.40%	19.88%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.70	%(2)(4)	1.59	%(4)	1.26	%(5)	1.12%	1.03%	1.06%
Net investment income	6.25	%(2)(4)	6.25	%(4)	6.79	%(5)	7.24%	8.98%	11.96%
Supplemental Data:
Net assets, end of period, in thousands	$67,640		$71,664		$75,099		$77,861	$21,595	$38,072
Portfolio turnover rate	10	%(1)	26%		26%		43%	51%	66%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2006	1.30%	6.75%

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 29, 2008		2007		2006		2005	2004	2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.72		$1.72		$1.77		$1.79	$1.67	$1.55
Income (loss) from investment operations:
Net investment income‡	0.05		0.10		0.11		0.12	0.15	0.18
Net realized and unrealized gain (loss)	(0.03)		0.01		(0.04)		(0.02)	0.08	0.10
Total income from investment operations	0.02		0.11		0.07		0.10	0.23	0.28
Less dividends from net investment income	(0.05)		(0.11)		(0.12)		(0.12)	(0.11)	(0.16)
Net asset value, end of period	$1.69		$1.72		$1.72		$1.77	$1.79	$1.67
Total Return†	1.32	%(1)	6.78%		3.34%		5.68%	14.15%	19.27%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.20	%(2)(4)	2.10	%(4)	1.77	%(5)	1.66%	1.60%	1.61%
Net investment income	5.75	%(2)(4)	5.74	%(4)	6.28	%(5)	6.70%	8.41%	11.41%
Supplemental Data:
Net assets, end of period, in thousands	$53,209		$67,410		$119,288		$205,739	$360,513	$422,468
Portfolio turnover rate	10	%(1)	26%		26%		43%	51%	66%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2006	1.81%	6.24%

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 29, 2008		2007		2006		2005	2004	2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.72		$1.72		$1.78		$1.80	$1.67	$1.55
Income (loss) from investment operations:
Net investment income‡	0.05		0.10		0.11		0.12	0.15	0.18
Net realized and unrealized gain (loss)	(0.02)		0.00		(0.06)		(0.02)	0.09	0.10
Total income from investment operations	0.03		0.10		0.05		0.10	0.24	0.28
Less dividends from net investment income	(0.05)		(0.10)		(0.11)		(0.12)	(0.11)	(0.16)
Net asset value, end of period	$1.70		$1.72		$1.72		$1.78	$1.80	$1.67
Total Return†	1.86	%(1)	6.04%		3.25%		5.58%	14.65%	19.14%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.30	%(2)(4)	2.20	%(4)	1.84	%(5)	1.74%	1.70%	1.71%
Net investment income	5.65	%(2)(4)	5.64	%(4)	6.21	%(5)	6.62%	8.31%	11.31%
Supplemental Data:
Net assets, end of period, in thousands	$13,508		$15,085		$19,753		$27,378	$37,907	$45,114
Portfolio turnover rate	10	%(1)	26%		26%		43%	51%	66%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2006	1.88%	6.17%

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 29, 2008		2007		2006		2005	2004	2003
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.73		$1.73		$1.79		$1.80	$1.68	$1.55
Income (loss) from investment operations:
Net investment income‡	0.06		0.11		0.12		0.13	0.16	0.19
Net realized and unrealized gain (loss)	(0.03)		0.01		(0.05)		(0.01)	0.08	0.11
Total income from investment operations	0.03		0.12		0.07		0.12	0.24	0.30
Less dividends from net investment income	(0.06)		(0.12)		(0.13)		(0.13)	(0.12)	(0.17)
Net asset value, end of period	$1.70		$1.73		$1.73		$1.79	$1.80	$1.68
Total Return†	1.69	%(1)	6.92%		4.11%		7.04%	14.93%	20.82%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.45	%(2)(4)	1.35	%(4)	1.01	%(5)	0.91%	0.85%	0.86%
Net investment income	6.50	%(2)(4)	6.48	%(4)	7.04	%(5)	7.45%	9.16%	12.16%
Supplemental Data:
Net assets, end of period, in thousands	$53,711		$60,060		$71,911		$124,556	$154,639	$175,471
Portfolio turnover rate	10	%(1)	26%		26%		43%	51%	66%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2006	1.05%	7.00%

See Notes to Financial Statements

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

HYLSAN
IU08–02226P–Y02/08

MORGAN STANLEY FUNDS

Morgan Stanley
High Yield Securities Inc.

Semiannual Report

February 29, 2008

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 17, 2008